EMPLOYEE BENEFITS - Movement in the number of conditional shares (Details) - Conditional shares [member] - shares	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Opening balance	5,860,760	0
Granted	1,979,860	5,860,760
Closing balance	7,840,620	5,860,760
Vesting	7,840,620	5,860,760
December 2, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting	2,930,380	2,930,380
December 2, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting	2,930,380	2,930,380
October 22, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting	1,979,860	0